1. Summary of Significant Accounting Policies (Details - Property useful lives) (September 2019)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equipment, furniture and fixtures [Member]
Property and equipment useful lives	5-7 years	5-7 years
Leasehold Improvements [Member]
Property and equipment useful lives	10 years or lease term, if shorter	10 years or lease term, if shorter